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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-3190

           RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 7/1/07-1/31/08*

*    Acquired by RiverSource Variable Series Trust.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03190
Reporting Period: 07/01/2007 - 01/31/2008
RiverSource Variable Portfolio - Money Market Series, Inc.

============ RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND =============

RiverSource Variable Portfolio - Cash Management Fund (the "Fund") was merged into a corresponding newly-formed series of RiverSource Variable Series Trust, a Massachusetts business trust on Feb. 1, 2008. The Fund did not vote proxies related to portfolio securities during the period covered by the report.

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource Variable Portfolio - Money Market Series, Inc.


By (Signature and Title)*   /s/ Patrick T. Bannigan
                            -------------------------------------
                            Patrick T. Bannigan
                            President

Date August 26, 2008

* Print the name and title of each signing officer under his or her signature.